Vessels - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Capitalized interest costs to vessels	$ 2,493,000	$ 2,493,000	$ 8,923,000
Gain on vessel	9,773,000	9,773,000
Term Loan Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Term Loan	53,000,000	53,000,000
Loan amount outstanding		$ 52,104,000